N-2 - $ / shares	Jan. 27, 2025	Dec. 31, 2024
Cover [Abstract]
Entity Central Index Key	0001554625
Amendment Flag	false
Document Type	424B3
Entity Registrant Name	Priority Income Fund, Inc.
General Description of Registrant [Abstract]
Share Price [Table Text Block]
Net Asset Value
In connection with our monthly net asset value determination process, as provided in our valuation policies and procedures, we are announcing that the net asset value as of December 31, 2024 is $9.52 per share of our common stock.

Change in Public Offering Price
In connection with our updated net asset value, we are announcing a change in the public offering prices of our common stock as follows: $10.21 per share designated as “Class R,” $9.59 per share designated as “Class RIA,” and $9.52 per share designated as “Class I” from $11.18 per share designated as “Class R,” $10.51 per share designated as “Class RIA,” and $10.43 per share designated as “Class I.” Although we use “Class” designations to indicate our differing sales load structures, the Company does not operate as a multi-class fund. The change in the public offering price is effective as of our January 2, 2025 monthly closing and applies to subscriptions received from November 27, 2024 through December 26, 2024.

NAV Per Share		$ 9.52